SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 20 -           SUBSEQUENT EVENTS

Loss of control over subsidiaries

On June 9, 2020, the Changzhi Public Security Bureau ( the “Bureau”) enforced a judgement against Jinchen Agriculture. Pursuant to the action, the Bureau froze the assets of Jincheng Agriculture and its subsidiaries. Up to the date of the report, the Company’s management was unable to determine the cause of the freeze as the authorities have not provided such information, but it has advised that the Company no longer has control of the assets or operations of Jinchen Agriculture and its subsidiary Dongsheng Guarantee. Therefore, until the freeze is lifted, the Company will not be able to consolidate Jinchen Agriculture and its subsidiary Dongsheng Guarantee into its financial statements.

On November 2, 2020, the Company applied to Changzhi Public Security Bureau for assistance, hoping to take all appropriate and necessary actions as soon as possible, including but not limited to:

1.Under the supervision of Changzhi Public Security Bureau, the external auditors and lawyers authorised by the Company on the site of Jincheng Agriculture and its subsidiary shall retrieve or check the financial data and business contracts of the subsidiaries sealed by the relevant authorities

2.Under the supervision of Changzhi Public Security Bureau, the external auditors and lawyers authorised by the Company on the site of Jincheng Agriculture and its subsidiary shall send confirmation request letters to the debtors of the subsidiaries and affix the official seal of Jincheng Agriculture and its subsidiary.

The Company’s other business are unaffected by the freeze and continue to operate normally

Legal issues

On July 24, 2020, Samuel Kamau filed a shareholder class action complaint in the District Court for the Central District of California seeking unspecified monetary damages for alleged violations of the United States Securities Exchange Act of 1934 during the period from October 31, 2018 to July 6, 2020 against Wins Finance Holdings Inc., Renhui Mu, and Junfeng Zhao (entitled Kamau v. Wins Finance Holdings, Inc., et al.; C.D. Cal. Case No. 2:20-cv-06656). Plaintiffs initial complaint alleges, among other things, that Defendants purportedly violated the securities laws by failing to disclose that the repayment of a RMB 580 million "loan" to Guohong Asset Management Co., Ltd. was ''highly uncertain," and that the resignation of the Company’s former independent auditor was foreseeably likely given the non-payment of the foregoing loan as well as alleged material weaknesses in the Company's control over financial reporting. As of this date and to the best of our knowledge, neither the Company nor the individual Defendants have been served or have agreed to accept service of the summons and complaint. As of this date, Plaintiff has not filed an affidavit of service with the Court concerning service upon any Defendant. In accordance with procedural rules applicable to such securities class actions, the deadline for the submission of motions for appointment as lead plaintiff(s) and lead counsel are due on or before September 24, 2020, following the resolution of which it is common for the newly-appointed lead plaintiff(s) to amend the complaint and allegations underlying the claims. For this reason, we cannot provide a meaningful evaluation at this time of the likelihood of an unfavorable outcome. Similarly, because the action seeks unspecified damages, and because the shareholder class has not yet been certified by the Court, we cannot provide a meaningful evaluation of the amount or range of potential loss. Finally, given the preliminary status of this newly-filed action, we have not yet received instructions from the Company as to whether it will defend or seek to settle this matter.

Influence of COVID-19

The Company expects revenue in the year ended June 30,2021 to decrease 25% as compared with the year ended June 30,2020 due to the adverse impact of the COVID-19 outbreak on the Company's financial leasing business. Despite COVID-19 was contained in China in the second half of 2020, the lessee’s ability to repay the rental expense was still affected and the Company had made specific allowance for lease payments amounting to USD 101,862,247 as at June 30 2020 based on the specific risk of collectability of the lessees  identified.